INVENTORY - Schedule of Current and Non-Current Inventory Balances (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Current	$ 7,375	$ 7,060
Non-current	4,466	4,352
Total	$ 11,841	$ 11,412